Summary, Invesco High Yield Securities Fund - Class A, B, C And Y | Invesco High Yield Securities Fund
Fund Summary - Invesco High Yield Securities Fund
Investment Objectives
The Fund’s primary investment objective is to earn a high level of current income.
As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco High Yield Securities Fund		Class A, Invesco High Yield Securities Fund	Class B, Invesco High Yield Securities Fund	Class C, Invesco High Yield Securities Fund	Class Y, Invesco High Yield Securities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		none	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[1]	2.00%	2.00%	2.00%	2.00%
[1]	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco High Yield Securities Fund		Class A, Invesco High Yield Securities Fund	Class B, Invesco High Yield Securities Fund	Class C, Invesco High Yield Securities Fund	Class Y, Invesco High Yield Securities Fund
Management Fees		0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	0.82%	none
Other Expenses	[1]	0.94%	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses	[1]	1.61%	2.11%	2.18%	1.36%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco High Yield Securities Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco High Yield Securities Fund	Class A	631	959	1,309	2,295
Class B, Invesco High Yield Securities Fund	Class B	714	961	1,334	2,314
Class C, Invesco High Yield Securities Fund	Class C	321	682	1,169	2,513
Class Y, Invesco High Yield Securities Fund	Class Y	138	431	745	1,635

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco High Yield Securities Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco High Yield Securities Fund	Class A	631	959	1,309	2,295
Class B, Invesco High Yield Securities Fund	Class B	214	661	1,134	2,314
Class C, Invesco High Yield Securities Fund	Class C	221	682	1,169	2,513
Class Y, Invesco High Yield Securities Fund	Class Y	138	431	745	1,635

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of Morgan Stanley High Yield Securities Inc. (the predecessor fund) and the Fund for the fiscal year September 1, 2009 to August 31, 2010 was 84% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period September 1, 2010 to February 28, 2011 was 62% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in fixed-income securities (including zero coupon securities) rated below Baa by Moody’s Investors Service, Inc. (Moody’s) or below BBB by Standard & Poor’s Rating Group (S&P), or in non-rated securities considered by the Adviser to be appropriate investments for the Fund. The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. Such securities may also include Rule 144A securities, which are subject to resale restrictions. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Securities rated below Baa or BBB are commonly known as junk bonds. There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the Adviser may conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other similar securities, and (ii) a top-down analysis of sector and macro-economic trends.

The Adviser attempts to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The Adviser will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) it determines that other securities offer better value.

The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries, which securities may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund will limit its investments in any non-U.S. dollar denominated securities to 30% of its assets.

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933, as amended, and are not publicly traded.

The remaining 20% of the Fund’s assets may be invested in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality when the Adviser believes that such securities may produce attractive yields).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of swaps, structured investments, and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Fixed-Income Securities. Principal risks of investing in the Fund are associated with its fixed-income securities that are rated below investment grade. All fixed-income securities, such as junk bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Lower Rated Securities (Junk Bonds). Junk bonds are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Public Bank Loans. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. Public bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value. Public bank loans present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period. Year-to-date returns include returns of the Fund for periods ending on or after June 1, 2010.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2011): 3.50% Best Quarter (ended June 30, 2009): 17.35% Worst Quarter (ended December 31, 2008): (15.05)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco High Yield Securities Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco High Yield Securities Fund	Class A shares: Inception (09/26/1979)	Return Before Taxes		5.68%	6.51%	2.61%	Sep. 26, 1979
Return Before Taxes Class B, Invesco High Yield Securities Fund	Class B shares: Inception (07/28/1997)			5.37%	6.76%	2.66%	Jul. 28, 1997
Return Before Taxes Class C, Invesco High Yield Securities Fund	Class C shares: Inception (07/28/1997)			9.31%	6.91%	2.43%	Jul. 28, 1997
Return Before Taxes Class Y, Invesco High Yield Securities Fund	Class Y shares: Inception (09/26/1979)			11.27%	7.88%	3.32%	Sep. 26, 1979
Return After Taxes on Distributions Class A, Invesco High Yield Securities Fund	Class A shares: Inception (09/26/1979)	Return After Taxes on Distributions		3.07%	3.76%	(0.67%)	Sep. 26, 1979
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco High Yield Securities Fund	Class A shares: Inception (09/26/1979)	Return After Taxes on Distributions and Sale of Fund Shares		3.59%	3.86%	0.08%	Sep. 26, 1979
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index		Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index	(reflects no deductions for fees, expenses or taxes)	14.94%	8.90%	9.01%
Lipper High Current Yield Bond Funds Index		Lipper High Current Yield Bond Funds Index		14.91%	6.58%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.